NON-CONTROLLING INTERESTS - Continuity (Details) $ in Millions		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2026 USD ($) minesite	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) minesite	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Oct. 06, 2025 USD ($)
Disclosure of subsidiaries [line items]
Non-controlling interests, beginning balance	[1]			$ 9,432
Profit (loss), attributable to non-controlling interests		$ 675	$ 445	1,554	$ 752
Cash contributed		71	$ 44	193	127
Non-controlling interests, ending balance		$ 9,544		$ 9,544		$ 9,432 [1]
Number of minesite locations in Tanzania mines | minesite		2		2
Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Non-controlling interests, beginning balance				$ 9,432	8,966	8,966
Profit (loss), attributable to non-controlling interests				1,554		2,161
Cash contributed				193		362
Disbursements				(1,635)		(1,829)
Non-controlling interests, ending balance		$ 9,544		$ 9,544		9,432
Loulo-Gounkoto NCI write-off						(686)
Increase (decrease) in NCI through acquisition (divestiture)						458
Nevada Gold Mines [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests				38.50%
Non-controlling interests, beginning balance				$ 6,651	6,379	6,379
Profit (loss), attributable to non-controlling interests				1,307		1,851
Cash contributed				0		0
Disbursements				(1,275)		(1,579)
Non-controlling interests, ending balance		6,683		$ 6,683		6,651
Loulo-Gounkoto NCI write-off						0
Increase (decrease) in NCI through acquisition (divestiture)						0
Pueblo Viejo
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests				40.00%
Non-controlling interests, beginning balance				$ 1,264	1,160	1,160
Profit (loss), attributable to non-controlling interests				212		272
Cash contributed				0		0
Disbursements				(212)		(168)
Non-controlling interests, ending balance		1,264		$ 1,264		1,264
Loulo-Gounkoto NCI write-off						0
Increase (decrease) in NCI through acquisition (divestiture)						0
Tanzania Mines [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests				16.00%
Non-controlling interests, beginning balance				$ 395	375	375
Profit (loss), attributable to non-controlling interests				48		95
Cash contributed				0		0
Disbursements				(48)		(75)
Non-controlling interests, ending balance		395		$ 395		395
Loulo-Gounkoto NCI write-off						0
Increase (decrease) in NCI through acquisition (divestiture)						0
Loulo-Gounkoto [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests				20.00%
Non-controlling interests, beginning balance				$ 429	695	695
Profit (loss), attributable to non-controlling interests				(12)		(57)
Cash contributed				0		0
Disbursements				(100)		0
Non-controlling interests, ending balance		317		$ 317		429
Loulo-Gounkoto NCI write-off						(686)
Increase (decrease) in NCI through acquisition (divestiture)						477
Tongon [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests				0.00%
Non-controlling interests, beginning balance				$ 0	16	16
Profit (loss), attributable to non-controlling interests				0		10
Cash contributed				0		0
Disbursements				0		(7)
Non-controlling interests, ending balance		0		$ 0		0
Loulo-Gounkoto NCI write-off						0
Increase (decrease) in NCI through acquisition (divestiture)						(19)
Consideration transferred, acquisition-date fair value							$ 305
Reko Diq [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests				50.00%
Non-controlling interests, beginning balance				$ 773	421	421
Profit (loss), attributable to non-controlling interests				(1)		(10)
Cash contributed				193		362
Disbursements				0		0
Non-controlling interests, ending balance		965		965		773
Loulo-Gounkoto NCI write-off						0
Increase (decrease) in NCI through acquisition (divestiture)						0
Other [Member]
Disclosure of subsidiaries [line items]
Non-controlling interests, beginning balance				(80)	$ (80)	(80)
Profit (loss), attributable to non-controlling interests				0		0
Cash contributed				0		0
Disbursements				0		0
Non-controlling interests, ending balance		$ (80)		$ (80)		(80)
Loulo-Gounkoto NCI write-off						0
Increase (decrease) in NCI through acquisition (divestiture)						$ 0

[1]	2025 figures have been revised to reflect an update to the provisional purchase price allocation relating to Loulo-Gounkoto. Refer to note 4 for further details.